Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Trade and other payables

NOTE 17: Trade and other payables

Trade accounts payable

Thousands of $ For The Years ended December 31	2025	2024
Trade accounts payable	4,782	4,469
Accruals for invoices to be received	5,548	3,532
Total trade accounts payable	10,330	8,001

Other current liabilities

Thousands of $ For The Years ended December 31	2025	2024
Payroll	6,420	6,068
Other accruals	321	499
Total other current liabilities	6,741	6,567